CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Convertible Notes CNY (¥)	Redeemable Preferred Shares CNY (¥)	IPO CNY (¥)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Ordinary Shares [Member] Convertible Notes CNY (¥) shares	Ordinary Shares [Member] Redeemable Preferred Shares CNY (¥) shares	Ordinary Shares [Member] IPO CNY (¥) shares	Additional Paid In Capital CNY (¥)	Additional Paid In Capital USD ($)	Additional Paid In Capital Convertible Notes CNY (¥)	Additional Paid In Capital Redeemable Preferred Shares CNY (¥)	Additional Paid In Capital IPO CNY (¥)	Statutory Reserve CNY (¥)	Statutory Reserve USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Total Puxin Limited Shareholders (Deficit) Equity [Member] CNY (¥)	Total Puxin Limited Shareholders (Deficit) Equity [Member] USD ($)	Total Puxin Limited Shareholders (Deficit) Equity [Member] Convertible Notes CNY (¥)	Total Puxin Limited Shareholders (Deficit) Equity [Member] Redeemable Preferred Shares CNY (¥)	Total Puxin Limited Shareholders (Deficit) Equity [Member] IPO CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)
Beginning balance at Dec. 31, 2016	¥ (37,304)					¥ 34					¥ 245,064									¥ (282,300)		¥ (37,202)					¥ (102)
Beginning balance, shares at Dec. 31, 2016 | shares						99,171,800	99,171,800
Net loss	(397,234)																			(397,313)		(397,313)					79
Share-based compensation	55,835										55,835											55,835
Contribution from shareholders	90,200										90,200											90,200
Foreign currency translation adjustments	15,718																	¥ 15,718				15,718
Option exercised, shares | shares						828,200	828,200
Ending balance at Dec. 31, 2017	(272,785)					¥ 34					391,099							15,718		(679,613)		(272,762)					(23)
Ending balance, shares at Dec. 31, 2017 | shares						100,000,000	100,000,000
Issuance of ordinary shares	736				¥ 798,830	¥ 16				¥ 5	720				¥ 798,825							736				¥ 798,830
Issuance of ordinary shares, shares | shares						26,827,744	26,827,744			16,560,000
Net loss	(833,409)																			(833,411)		(833,411)					2
Provision of statutory reserve																¥ 4,595				(4,595)
Share-based compensation	345,503										345,503											345,503
Foreign currency translation adjustments	52,496																	52,496				52,496
Repurchase of convertible redeemable preferred shares	(131,088)										(131,088)											(131,088)
Conversion of convertible notes /redeemable preferred shares			¥ 438,720	¥ 71,088				¥ 3	¥ 4				¥ 438,717	¥ 71,084										¥ 438,720	¥ 71,088
Conversion of convertible notes / redeemable preferred shares, shares | shares								8,067,228	11,917,880
Cumulative effect of adopting Topic 606	48,316																			48,316		48,316
Restricted shares granted	29,454										29,454											29,454
Restricted shares granted, shares | shares						1,631,200	1,631,200
Option exercised	11										11											11
Option exercised, shares | shares						34,112	34,112
Ending balance at Dec. 31, 2018	¥ 547,872					¥ 62					1,944,325					4,595		68,214		(1,469,303)		547,893					(21)
Ending balance, shares at Dec. 31, 2018 | shares	188,627,228	188,627,228				165,038,164	165,038,164
Net loss	¥ (519,634)	$ (74,640)																		(518,533)		(518,533)					(1,101)
Provision of statutory reserve																3,384				(3,384)
Share-based compensation	230,440										230,440											230,440
Foreign currency translation adjustments	493	$ 71																493				493
Option exercised	¥ 887										887											887
Option exercised, shares | shares	8,987,646	8,987,646				8,987,646	8,987,646
Ending balance at Dec. 31, 2019	¥ 260,058	$ 37,355				¥ 62	$ 9				¥ 2,175,652	$ 312,513				¥ 7,979	$ 1,146	¥ 68,707	$ 9,869	¥ (1,991,220)	$ (286,021)	¥ 261,180	$ 37,516				¥ (1,122)	$ (161)
Ending balance, shares at Dec. 31, 2019 | shares	188,627,228	188,627,228				174,025,810	174,025,810